Risks and concentration - Concentration of foreign currency risks (Details) ر.س in Thousands	Dec. 31, 2025 SAR (ر.س)
Risks and Concentration
Amount of cash and cash equivalents and time deposits	ر.س 54,062
Percentage of cash and cash equivalents and time deposits	36.90%